NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net operating loss	$ 916,586		$ 916,586		$ 908,653	$ 753,258
Numerator:
Valuation allowance	(916,586)		(916,586)		(908,653)	(753,258)
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	(13,333)	$ (204,884)	(37,778)	$ (510,422)	(739,975)	(450,793)
Net (Loss) attributable to Crown Equity Holdings, Inc.	(13,333)	$ (204,884)	(37,778)	$ (510,422)	(739,975)	(450,793)
Net deferred Tax asset	$ 0		$ 0		$ 0	$ 0
Denominator:
Weighted average common and common equivalent shares outstanding-basic and diluted					13,346,912	12,989,835
Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.04)	$ (0.06)	$ (0.03)
Diluted	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.04)	$ (0.06)	$ (0.03)